Consolidated Statements of Operations (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
REVENUES:
Time charter revenues	$ 0	$ 39,134,328
Commissions	0	(368,434)
Commissions-related party	0	(493,232)
Net Revenues	0	38,272,662
EXPENSES
Voyage expenses	0	486,158
Vessels operating expenses	0	8,170,703
Vessels operating expenses-related party	0	246,744
Management fees charged by a related party	0	1,350,685
Depreciation	0	8,050,079
General and administrative expenses	2,051	1,057,119
General and administrative expenses-related party	0	1,443,350
Operating (loss) income	(2,051)	17,467,824
OTHER INCOME (EXPENSES)
Interest and finance costs	(108)	(4,070,152)
Interest and finance costs-related party	0	(508,019)
Interest income	0	10,444
Foreign currency (loss) / gain, net	(1,663)	53,289
Total other expenses, net	(1,771)	(4,514,438)
NET (LOSS) / INCOME AND COMPREHENSIVE (LOSS) / INCOME	$ (3,822)	$ 12,953,386
(Loss) / Earnings per capital stock / common share, basic and diluted	$ (38.22)	$ 0.83
Weighted average number of capital stock / common shares, basic and diluted	100	15,433,519